Consolidated Statement of Cash Flows - USD ($)	1 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Cash flows from operating activities
Net loss	$ (25,000)
Changes in operating liabilities:
Accrued expenses	25,000
Net cash used in operating activities
Cash flows from financing activities
Net change in cash and cash equivalents
Cash and cash equivalents at beginning of the period
Cash and cash equivalents at end of the period
Willow Lane Acquisition Corp [Member]
Cash flows from operating activities
Net loss		$ (43,124)		$ 116,890	3,241,207
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Formation costs paid by Sponsor in exchange for issuance of Class B Ordinary Shares		10,863
Payment of general and administrative costs through IPO Promissory Note		20,821		(81,365)
Interest earned on Investments in Trust Account				(283,921)	(4,119,843)
Changes in operating liabilities:
Prepaid expenses				(120,960)	53,302
Long Term prepaid insurance				(89,583)
Accrued expenses		11,440		1,772	17,900
Net cash used in operating activities				(457,167)	(807,434)
Cash flows from investing activities
Investment of cash in Trust Account				(126,879,500)
Net cash used in investing activities				(126,879,500)
Cash flows from financing activities
Proceeds from sale of Units, net of underwriting discounts paid				123,970,000
Proceeds from sale of Private Placement Warrants				5,145,722
Payments of offering costs				(410,447)
Net cash (used in) provided by financing activities				128,705,275
Net change in cash and cash equivalents				1,368,608	(807,434)
Cash and cash equivalents at beginning of the period					1,368,608
Cash and cash equivalents at end of the period	561,174			1,368,608	561,174		$ 1,368,608
Noncash investing and financing activity:
Offering costs included in accrued offering costs		6,004		75,000
Deferred offering costs paid by Sponsor in exchange for issuance of Class B Ordinary Shares		14,137		14,137
Deferred offering costs paid through IPO Promissory Note - related party		30,664		81,030
Prepaid expenses paid through IPO Promissory Note - related party				335
Deferred underwriting fee payable				4,427,500
Prepaid services contributed by Sponsor in exchange for issuance of Class B Ordinary Shares		335
Boost Run Holdings LLC [Member]
Cash flows from operating activities
Net loss			$ (553,000)		(14,617,000)	160,000	(212,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization			331,000		7,185,000	1,808,000	2,534,000
Unit-based compensation expense					13,220,000	363,000	568,000
Loss (gain) on sale of fixed assets					195,000	(54,000)	(54,000)
Non-cash interest expense					8,000		18,000
Non-cash lease expense					2,348,000	269,000	400,000
Loss in change in fair value of liability-classified warrants					2,992,000
Changes in operating liabilities:
Accounts receivable			(115,000)		(34,000)	(161,000)	(139,000)
Prepaid expenses					(4,255,000)	(183,000)	(743,000)
Other current assets						(130,000)
Accounts payable			38,000		886,000	46,000	39,000
Credit card payable					79,000	217,000	359,000
Operating lease liabilities					(1,538,000)	(262,000)	(358,000)
Accrued expenses and other current liabilities					2,083,000	859,000	546,000
Net cash used in operating activities			(299,000)		8,552,000	2,932,000	2,958,000
Cash flows from investing activities
Purchases of equipment			(5,822,000)		(2,975,000)	(3,422,000)	(3,729,000)
Purchase of intangible assets					(16,000)
Proceeds from sale of equipment					915,000	313,000	313,000
Capitalized software costs					(30,000)	(233,000)	(371,000)
Net cash used in investing activities			(5,822,000)		(2,106,000)	(3,342,000)	(3,787,000)
Cash flows from financing activities
Capital contributions			6,187,000		500,000	1,500,000	1,503,000
Proceeds from Bridge Loan, net					4,812,000
Finance lease liabilities					(8,485,000)	(244,000)	(405,000)
Net cash (used in) provided by financing activities			6,187,000		(3,173,000)	1,256,000	1,098,000
Net change in cash and cash equivalents			66,000		3,273,000	846,000	269,000
Cash and cash equivalents at beginning of the period					335,000	66,000	66,000
Cash and cash equivalents at end of the period	$ 3,608,000	$ 912,000	66,000	$ 335,000	3,608,000	912,000	335,000
Supplemental disclosures of cash flow information:
Cash paid for interest					1,131,000		188,000
Noncash investing and financing activity:
Right-of-use assets obtained in exchange for new finance lease liabilities					37,035,000	2,414,000	2,414,000
Right-of-use assets obtained in exchange for new operating lease liabilities					9,135,000	1,361,000	$ 3,338,000
Deferred transaction costs included in accounts payable					$ 826,000